20. Provisions	12 Months Ended
Dec. 31, 2020
Provisions
Provisions

20.        Provisions

In 2019, the group decided to terminate the AFM 11 program and recognized related costs totalling to €1.4 million, whereof €0.9 million were incurred in 2019 and €0.5 million were expected in 2020. As of December 31, 2020, since previously anticipated services did not transpire and no further costs are expected, the balance of the provision of €478 was released.